Accrued and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued payroll and other compensation	$ 84,569	$ 108,612	$ 117,013
Accrued insurance	23,283	22,235	19,284
Other current liabilities	65,809	61,437	75,189
Accrued and other current liabilities	$ 173,661	$ 192,284	$ 211,486